SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES (Tables)
Property and equipment decline

Property and equipment are depreciated annually using the following methods and rates:

Buildings	10% declining balance
Computer hardware	20% declining balance
Equipment	20% declining balance
Vehicles	5 years straight line

Schedule of Earnings (loss) per share

The calculations for basic and diluted earnings (loss) per share are as follows:

	2020	2019	2018
Net income (loss) for the period	$(531,945)	$704,296	$2,015,340
Basic weighted average number of shares outstanding	47,466,277	48,672,608	47,570,158
Dilutive stock options	-	700,150	606,119
Dilutive warrants	-	453,671	2,333,005
Diluted weighted average number of shares outstanding	47,466,277	49,826,429	50,509,282
Basic earnings (loss) per share	$(0.01)	$0.01	$0.04
Diluted earnings (loss) per share	$(0.01)	$0.01	$0.04